Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes in share capital

	Number
	of shares	Amount
Balance at January 1, 2022	191,334,392	$5,628.5
Exercise of stock options	148,295	12.2
Vesting of restricted share units	49,919	6.4
Dividend reinvestment plan	360,085	48.2
Balance at December 31, 2022	191,892,691	$5,695.3

Balance at January 1, 2023	191,892,691	$5,695.3
Exercise of stock options	61,000	3.8
Dividend reinvestment plan	221,351	29.1
Balance at December 31, 2023	192,175,042	$5,728.2

Schedule of dividends paid

	2023	2022
Cash dividends	$233.0	$197.6
DRIP dividends	29.1	48.2
	$262.1	$245.8

Schedule of options to purchase common shares that have been granted

		Weighted
		average exercise
	Number	price
Stock options outstanding, at January 1, 2022	822,046	C$	97.88
Granted	67,604	C$	183.61
Exercised	(148,295)	C$	82.81
Forfeited	(16,702)	C$	168.43
Stock options outstanding, at December 31, 2022	724,653	C$	107.34

Stock options outstanding, at January 1, 2023	724,653	C$	107.34
Granted	5,548	C$	169.78
Exercised	(61,000)	C$	64.50
Stock options outstanding, at December 31, 2023	669,201	C$	111.76

Exercisable stock options, at December 31, 2022	584,522	C$	90.84
Exercisable stock options, at December 31, 2023	570,572	C$	100.51

Schedule of fair value of options calculated using Black-Scholes option pricing model and weighted average assumptions utilized

	2023	2022
Risk-free interest rate	4.08%	2.93%
Expected dividend yield	1.10%	0.92%
Expected price volatility of the Company’s common shares	30.9%	30.0%
Expected life of the option	4 years	4 years
Forfeiture rate	0%	0%

Schedule of options to purchase common shares outstanding, exercise prices and weighted average lives to maturity

			Weighted
Exercise	Options	Options	average life
price	outstanding	exercisable	(years)
C$40.87	28,056	28,056	0.22
C$58.67	20,000	20,000	1.64
C$59.52	27,751	27,751	0.95
C$65.76	51,577	51,577	1.95
C$75.45	117,894	117,894	2.95
C$88.76	45,082	45,082	4.64
C$94.57	54,221	54,221	4.95
C$100.10	50,470	50,470	3.95
C$129.32	77,408	77,408	5.95
C$164.99	4,400	—	—
C$168.43	64,996	25,998	7.95
C$168.72	7,968	1,594	8.64
C$171.33	58,594	58,594	6.95
C$178.01	8,030	1,606	8.38
C$181.57	29,470	5,894	8.38
C$185.70	2,299	460	8.88
C$188.13	1,148	—	—
C$194.65	19,837	3,967	8.95
	669,201	570,572	4.71

Schedule of number of shares outstanding

	Performance-	Time-based
	based RSUs	RSUs	Total RSUs
Balance at January 1, 2022	66,794	32,100	98,894
Granted	37,486	15,643	53,129
Settled	(33,229)	(16,690)	(49,919)
Balance at December 31, 2022	71,051	31,053	102,104

Balance at January 1, 2023	71,051	31,053	102,104
Granted	—	—	—
Settled	—	—	—
Balance at December 31, 2023	71,051	31,053	102,104

Schedule of share purchase warrants

	2023	2022
Common shares outstanding	192,175,042	191,892,691
Stock options(1)	669,201	724,653
Restricted Share Units(2)	102,104	102,104
	192,946,347	192,719,448

DSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of shares outstanding

	2023	2022
Balance at beginning of year	110,128	107,635
Granted	11,816	14,703
Settled	(2,515)	(12,210)
Balance at end of year	119,429	110,128